Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 20:     Earnings Per Share

Earnings per share (EPS) is computed as follows:

	Year Ended December 31, 2011
	Income	Weighted- Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$1,663,899	4,861,779	$0.34
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$1,663,899	4,861,779	$0.34

Options to purchase 303,974 common shares at $6.66 to $14.15 per share were outstanding at December 31, 2011, but were not included in the computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares.

	Year Ended December 31, 2010
	Income	Weighted- Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$(15,613,210)	4,861,779	$(3.21)
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$(15,613,210)	4,861,779	$(3.21)

Options to purchase 334,728 common shares at $6.66 to $15.20 per share were outstanding at December 31, 2010, but were not included in the computation of diluted EPS because all of the options’ exercise prices were greater than the average market price of the common shares.

	Year Ended December 31, 2009
	Income	Weighted- Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$382,491	4,867,030	$0.07
Effect of dilutive securities
Stock options & restricted stock	-	3,373
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$382,491	4,870,403	$0.07

Options to purchase 311,213 common shares at $7.55 to $15.20 per share were outstanding at December 31, 2009, but were not included in the computation of diluted EPS because all of the options’ exercise prices were greater than the average market price of the common shares.